Warrants (Additional Information) (Details) - $ / shares		1 Months Ended
	May 04, 2015	Oct. 31, 2015	Jun. 21, 2015	Mar. 09, 2016
Old Exercise Price [Member]
Warrants [Line Items]
Exercise Price				$ 10.00
New Exercise Price [Member]
Warrants [Line Items]
Exercise Price				$ 3.00
Warrant [Member]
Warrants [Line Items]
Exercise Price	$ 10.00
Warrants Issued	537,500
Warrant outstanding				537,500
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable In Period	5 years
IPO [Member]
Warrants [Line Items]
Exercise Price			$ 50.60
Warrant outstanding			478,400
Private [Member]
Warrants [Line Items]
Warrant outstanding			842,686
Warrants Expired			Jun. 21, 2015
IDG [Member]
Warrants [Line Items]
Exercise Price		$ 5.00
Warrants Issued		50,000